Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)

November 30, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 80.1%
416,193	iShares iBoxx $ High Yield Corporate Bond ETF(a)	$36,183,819
333,984	SPDR® Bloomberg Barclays High Yield Bond ETF(a)	36,183,827

	TOTAL INVESTMENT COMPANIES (Cost $71,109,810)	$72,367,646

SHORT TERM INVESTMENTS - 6.0%
Money Market Funds - 6.0%
5,410,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.57%(b)(c)	$5,410,000

	TOTAL SHORT TERM INVESTMENTS (Cost $5,410,000)	$5,410,000

	TOTAL INVESTMENTS (Cost $76,519,810) - 86.1%	$77,777,646
	Other Assets in Excess of Liabilities - 13.9%	12,589,946

	TOTAL NET ASSETS - 100.0%	$90,367,592

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2019.
(c)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $5,410,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	2.6656% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	366,159	$36,201,405	$(42,527)

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

November 30, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 0.1%
90	Invesco QQQ Trust Series 1(a)	$18,459

	TOTAL INVESTMENT COMPANIES (Cost $17,146)	$18,459

SHORT TERM INVESTMENTS - 12.4%
Money Market Funds - 12.4%
2,370,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.57%(b)(c)	$2,370,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,370,000)	$2,370,000

	TOTAL INVESTMENTS (Cost $2,387,146) - 12.5%	$2,388,459
	Other Assets in Excess of Liabilities - 87.5%	16,740,993

	TOTAL NET ASSETS - 100.0%	$19,129,452

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2019.
(c)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $2,370,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	2.3056% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	2,843	$23,831,110	$55,386

Direxion Monthly NASDAQ-100® Bear 1.25X Fund

Schedule of Investments (Unaudited)

November 30, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 29.3%
Money Market Funds - 29.3%
32,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.57%(a)(b)	$32,000

	TOTAL SHORT TERM INVESTMENTS (Cost $32,000)	$32,000

	TOTAL INVESTMENTS (Cost $32,000) - 29.3%	$32,000
	Other Assets in Excess of Liabilities - 70.7%	77,103

	TOTAL NET ASSETS - 100.0%	$109,103

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.9656% representing 1 month LIBOR rate + spread	Total return of Invesco QQQ Trust, Series 1	Credit Suisse International	12/19/2019	74	$14,853	$(307)
1.8080% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Bank of America Merrill Lynch	12/27/2019	14	105,413	(11,930)

					$120,266	$(12,237)

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund

Schedule of Investments (Unaudited)

November 30, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 26.0%
Money Market Funds - 26.0%
280,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.57%(a)(b)	$280,000

	TOTAL SHORT TERM INVESTMENTS (Cost $280,000)	$280,000

	TOTAL INVESTMENTS (Cost $280,000) - 26.0%	$280,000
	Other Assets in Excess of Liabilities - 74.0%	798,196

	TOTAL NET ASSETS - 100.0%	$1,078,196

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2019.
(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $280,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of ICE U.S. Treasury 25+ Year Bond Index	1.8756% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2019	12,455	$1,449,535	$6,088

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund

Schedule of Investments (Unaudited)

November 30, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 10.0%
Money Market Funds - 10.0%
650,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.57%(a)(b)	$650,000

	TOTAL SHORT TERM INVESTMENTS (Cost $650,000)	$650,000

	TOTAL INVESTMENTS (Cost $650,000) - 10.0%	$650,000
	Other Assets in Excess of Liabilities - 90.0%	5,873,824

	TOTAL NET ASSETS - 100.0%	$6,523,824

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2019.
(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $650,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.8656% representing 1 month LIBOR rate + spread	Total return of ICE U.S. Treasury 25+ Year Bond Index	Credit Suisse International	12/19/2019	75,313	$8,805,086	$(1,392)

Direxion Monthly NASDAQ-100® Bull 2X Fund

Schedule of Investments (Unaudited)

November 30, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 54.1%
690,600	Invesco QQQ Trust, Series 1(a)	$141,642,060

	TOTAL INVESTMENT COMPANIES (Cost $131,799,919)	$141,642,060

SHORT TERM INVESTMENTS - 4.9%
Money Market Funds - 4.9%
12,790,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.57%(b)(c)	$12,790,000

	TOTAL SHORT TERM INVESTMENTS (Cost $12,790,000)	$12,790,000

	TOTAL INVESTMENTS (Cost $144,589,919) - 59.0%	$154,432,060
	Other Assets in Excess of Liabilities - 41.0%	107,324,951

	TOTAL NET ASSETS - 100.0%	$261,757,011

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2019.
(c)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $12,790,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of NASDAQ-100® Index	2.1236% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/26/2019	28,021	$226,157,961	$9,085,224
Total return of NASDAQ-100® Index	2.3056% representing 1 month LIBOR rate + spread	Credit Suisse International	12/30/2019	17,433	127,805,391	17,562,893

					$353,963,352	$26,648,117

Direxion Monthly S&P 500® Bull 2X Fund

Schedule of Investments (Unaudited)

November 30, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 38.8%
95,000	iShares Core S&P 500 ETF (a)	$30,025,700

	TOTAL INVESTMENT COMPANIES (Cost $28,358,415)	$30,025,700

SHORT TERM INVESTMENTS - 15.4%
Money Market Funds - 15.4%
11,950,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.57%(b)(c)	$11,950,000

	TOTAL SHORT TERM INVESTMENTS (Cost $11,950,000)	$11,950,000

	TOTAL INVESTMENTS (Cost $40,308,415) - 54.2%	$41,975,700
	Other Assets in Excess of Liabilities - 45.8%	35,424,478

	TOTAL NET ASSETS - 100.0%	$77,400,178

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2019.
(c)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $11,950,000

Long Total Return Swap Contracts (Unaudited)

November 30, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	2.0556% representing 1 month LIBOR rate + spread	Credit Suisse International	12/21/2020	39,734	$122,744,756	$2,083,830

Direxion Monthly S&P 500® Bear 2X Fund

Schedule of Investments (Unaudited)

November 30, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 44.9%
Money Market Funds - 44.9%
3,730,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.57%(a)(b)	$3,730,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,730,000)	$3,730,000

	TOTAL INVESTMENTS (Cost $3,730,000) - 44.9%	$3,730,000
	Other Assets in Excess of Liabilities - 55.1%	4,569,628

	TOTAL NET ASSETS - 100.0%	$8,299,628

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2019.
(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $3,730,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.8480% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/13/2019	5,282	$15,646,242	$(943,153)

Direxion Monthly Small Cap Bull 2X Fund

Schedule of Investments (Unaudited)

November 30, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 36.5%
56,500	iShares Russell 2000 ETF(a)	$9,140,005

	TOTAL INVESTMENT COMPANIES (Cost $8,771,863)	$9,140,005

SHORT TERM INVESTMENTS - 18.2%
Money Market Funds - 18.2%
4,560,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.57%(b)(c)	$4,560,000

	TOTAL SHORT TERM INVESTMENTS (Cost $4,560,000)	$4,560,000

	TOTAL INVESTMENTS (Cost $13,331,863) - 54.7%	$13,700,005
	Other Assets in Excess of Liabilities - 45.3%	11,321,953

	TOTAL NET ASSETS - 100.0%	$25,021,958

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2019.
(c)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $4,560,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	1.9656% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2019	14,103	$22,523,495	$383,409
Total return of Russell 2000® Index	1.9480% - 2.0110% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/10/2020	11,082	17,612,955	386,926

					$40,136,450	$770,335

Direxion Monthly Small Cap Bear 2X Fund

Schedule of Investments (Unaudited)

November 30, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 37.4%
Money Market Funds - 37.4%
1,600,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.57%(a)(b)	$1,600,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,600,000)	$1,600,000

	TOTAL INVESTMENTS (Cost $1,600,000) - 37.4%	$1,600,000
	Other Assets in Excess of Liabilities - 62.6%	2,673,782

	TOTAL NET ASSETS - 100.0%	$4,273,782

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2019.
(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $1,600,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.7656% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse International	12/17/2019	4,085	$6,270,848	$(358,377)
1.7380% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/3/2020	1,176	1,771,513	(137,646)

					$8,042,361	$(496,023)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund

Schedule of Investments (Unaudited)

November 30, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 47.8%
89,000	iShares 7-10 Year Treasury Bond ETF(a)	$9,929,730

	TOTAL INVESTMENT COMPANIES (Cost $10,057,531)	$9,929,730

SHORT TERM INVESTMENTS - 24.3%
Money Market Funds - 24.3%
5,060,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.57%(b)(c)	$5,060,000

	TOTAL SHORT TERM INVESTMENTS (Cost $5,060,000)	$5,060,000

	TOTAL INVESTMENTS (Cost $15,117,531) - 72.1%	$14,989,730
	Other Assets in Excess of Liabilities - 27.9%	5,806,571

	TOTAL NET ASSETS - 100.0%	$20,796,301

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2019.
(c)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $5,060,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 7-10 Year Treasury Bond ETF	2.0556% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2019	283,859	$31,896,421	$(277,638)

Direxion Monthly 7-10 Year Treasury Bear 2X Fund

Schedule of Investments (Unaudited)

November 30, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 29.6%
Money Market Funds - 29.6%
630,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.57%(a)(b)	$630,000

	TOTAL SHORT TERM INVESTMENTS (Cost $630,000)	$630,000

	TOTAL INVESTMENTS (Cost $630,000) - 29.6%	$630,000
	Other Assets in Excess of Liabilities - 70.4%	1,496,718

	TOTAL NET ASSETS - 100.0%	$2,126,718

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2019.
(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $630,000.

Short Total Return Swap Contracts (Unaudited)

November 30, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
1.7656% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/12/2019	38,125	$4,275,107	$24,801

Direxion Monthly Emerging Markets Bull 2X Fund

Schedule of Investments (Unaudited)

November 30, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 10.0%
51,000	iShares MSCI Emerging Markets ETF(a)	$2,169,540

	TOTAL INVESTMENT COMPANIES (Cost $2,083,439)	$2,169,540

SHORT TERM INVESTMENTS - 6.2%
Money Market Funds - 6.2%
1,350,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 1.57%(b)(c)	$1,350,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,350,000)	$1,350,000

	TOTAL INVESTMENTS (Cost $3,433,439) - 16.2%	$3,519,540
	Other Assets in Excess of Liabilities - 83.8%	18,151,642

	TOTAL NET ASSETS - 100.0%	$21,671,182

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2019.
(c)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $1,350,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Emerging Markets ETF	2.1580% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2019	968,230	$41,327,942	$(147,176)

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

November 30, 2019

Shares/Principal		Fair Value
COMMON STOCKS - 36.7%
Aerospace & Defense - 1.8%
14,230	L3Harris Technologies, Inc.	$2,861,511

Capital Markets - 10.4%
108,680	Ares Management Corp.	3,596,221
13,535	CME Group, Inc.	2,743,950
16,410	Intercontinental Exchange, Inc.	1,545,330
128,630	KKR & Co., Inc.	3,793,299
685,335	Oaktree Specialty Lending Corp.	3,632,276
33,000	StoneCastle Financial Corp.	763,290

		16,074,366

Commercial Services & Supplies - 2.3%
40,950	Republic Services, Inc.	3,630,217

Electric Utilities - 1.8%
12,255	NextEra Energy, Inc.	2,865,464

Entertainment - 1.6%
16,530	The Walt Disney Company	2,505,617

Equity REITs - 8.1%
129,190	Americold Realty Trust	4,860,128
26,050	Crown Castle International Corp.	3,481,843
101,960	Outfront Media, Inc.	2,546,961
31,280	The Blackstone Group, Inc.	1,696,001

		12,584,933

Food Products - 0.9%
31,720	Archer-Daniels-Midland Co.	1,361,740

IT Services - 6.0%
40,660	Booz Allen Hamilton Holding Corp.	2,958,422
25,265	Broadridge Financial Solutions, Inc.	3,125,533
45,095	Thomson Reuters Corp.	3,181,452

		9,265,407

Media - 1.0%
35,225	Comcast Corp.	1,555,184

Mortgage REITs - 1.8%
171,400	Redwood Trust, Inc.	2,773,252

Oil, Gas & Consumable Fuels - 1.0%
39,445	BP PLC (United Kingdom)	1,476,032

	TOTAL COMMON STOCKS (Cost $45,172,166)	$56,953,723

CORPORATE BONDS - 20.5%
Banks - 0.2%
	First Internet Bancorp
15,000	6.00%, 06/30/2029	$387,900

Biotechnology - 1.0%
	AbbVie, Inc.
1,520,000	2.90%, 11/06/2022	1,549,023

Capital Markets - 8.0%
	B. Riley Financial, Inc.
27,500	7.50%, 10/31/2021	697,400
	B. Riley Financial, Inc.
32,000	6.50%, 09/30/2026	805,440
	Berkshire Hathaway, Inc.
160,000	3.00%, 02/11/2023	166,012
	Capital Southwest Corp.
9,245	5.95%, 12/15/2022	240,370
	Capital Southwest Corp.
1,250,000	5.38%, 10/01/2024	1,296,875
	Capitala Finance Corp.
10,000	6.00%, 05/31/2022	245,000
	Fidus Investment Corp.
11,400	5.88%, 02/01/2023	299,592
	Fidus Investment Corp.
43,000	6.00%, 02/15/2024	1,118,430
	Gladstone Capital Corp.
5,000	6.13%, 11/01/2023	129,600

	Gladstone Capital Corp. (a)
23,000	5.38%, 11/01/2024	593,630
	Hercules Capital, Inc.
25,000	5.25%, 04/30/2025	636,110
	Monroe Capital Corp.
7,000	5.75%, 10/31/2023	177,765
	MVC Capital, Inc.
55,800	6.25%, 11/30/2022	1,420,668
	Oaktree Specialty Lending Corp.
2,800	5.88%, 10/30/2024	71,652
	OFS Capital Corp.
37,500	6.38%, 04/30/2025	945,000
	Oxford Square Capital Corp.
39,282	6.50%, 03/30/2024	982,443
	Saratoga Investment Corp.
6,000	6.75%, 12/30/2023	153,600
	Saratoga Investment Corp.
47,300	6.25%, 08/31/2025	1,220,813
	TriplePoint Venture Growth BDC Corp.
45,045	5.75%, 07/15/2022	1,159,882

		12,360,282

Chemicals - 0.3%
	Air Products & Chemicals, Inc.
450,000	3.35%, 07/31/2024	474,444

Communications Equipment - 0.9%
	Cisco Systems, Inc.
1,325,000	3.63%, 03/04/2024	1,415,059

Diversified Financial Services - 0.5%
	Newtek Business Services Corp.
29,500	5.75%, 08/01/2024	759,625

Food & Staples Retailing - 1.5%
	Sysco Corp.
625,000	2.60%, 10/01/2020	628,585
	Walmart, Inc.
1,585,000	3.40%, 06/26/2023	1,664,913

		2,293,498

Interactive Media & Services - 0.3%
	Alphabet, Inc.
400,000	3.38%, 02/25/2024	422,436

IT Services - 1.0%
	Automatic Data Processing, Inc.
1,585,000	2.25%, 09/15/2020	1,589,751

Mortgage REITs - 0.8%
	Ready Capital Corp.
28,500	6.50%, 04/30/2021	734,704
	Ready Capital Corp.
19,400	6.20%, 07/30/2026	490,572

		1,225,276

Pharmaceuticals - 0.6%
	GlaxoSmithKline Capital PLC (United Kingdom)
900,000	2.85%, 05/08/2022	917,976

Semiconductors & Semiconductor Equipment - 1.4%
	Intel Corp.
1,025,000	3.10%, 07/29/2022	1,058,092
	QUALCOMM, Inc.
1,125,000	3.00%, 05/20/2022	1,152,135

		2,210,227

Software - 2.4%
	Microsoft Corp.
750,000	2.40%, 02/06/2022	760,570
	Microsoft Corp.
1,400,000	3.63%, 12/15/2023	1,493,093
	salesforce.com, Inc.
1,500,000	3.25%, 04/11/2023	1,559,955

		3,813,618

Technology Hardware, Storage & Peripherals - 1.2%
	Apple, Inc.
1,835,000	2.85%, 05/06/2021	1,863,658

Thrifts & Mortgage Finance - 0.4%
	Sachem Capital Corp.
10,500	7.13%, 06/30/2024	269,850
	Sachem Capital Corp.(a)
13,000	6.88%, 12/30/2024	323,180

		593,030

	TOTAL CORPORATE BONDS (Cost $31,192,148)	$31,875,803

U.S. GOVERNMENT OBLIGATIONS - 19.1%
	U.S. Treasury Note
1,600,000	2.25%, 02/29/2020	$1,602,031
	U.S. Treasury Note
8,550,000	3.50%, 05/15/2020	8,620,805
	U.S. Treasury Note
1,375,000	2.25%, 02/15/2021	1,384,077
	U.S. Treasury Note
8,050,000	3.63%, 02/15/2021	8,234,112
	U.S. Treasury Note
6,075,000	2.63%, 06/15/2021	6,162,447
	U.S. Treasury Note
3,635,000	2.13%, 06/30/2022	3,683,774

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $29,531,288)	$29,687,246

PREFERRED STOCKS - 14.3%
Banks - 2.6%
	Customers Bancorp, Inc.
19,200	7.00%, 06/15/2020	$492,672
	Customers Bancorp, Inc.
20,435	6.00%, 12/15/2021	523,749
	Iberiabank Corp.
50,000	6.63%, 08/01/2025	1,441,500
	Synovus Financial Corp.
12,100	6.30%, 06/21/2023	317,504
	TriState Capital Holdings, Inc.
6,500	6.75%, 04/01/2023	173,615
	TriState Capital Holdings, Inc.
45,000	6.38%, 07/01/2024	1,200,600

		4,149,640

Capital Markets - 2.1%
	Ares Management Corp.
66,000	7.00%, 06/30/2021	1,758,900
	Gladstone Investment Corp.
34,000	6.38%, 08/31/2025	889,780
	Oaktree Capital Group LLC
22,000	6.63%, 06/15/2023	599,500

		3,248,180

Diversified Financial Services - 0.4%
	Athene Holding Ltd.
21,000	6.35%, 06/30/2029	577,500

Equity REITs - 3.5%
	Armada Hoffler Properties, Inc.
11,000	6.75%, 06/18/2024	298,210
	Bluerock Residential Growth, Inc. Class A
43,000	8.25%, 10/21/2020	1,136,060
	Brookfield DTLA Fund Office Trust Investor, Inc.(a)
37,500	7.63%, 01/13/2020	759,375
	Brookfield Property Partners LP
67,000	6.38%, 09/30/2024	1,698,450
	Colony Capital, Inc.
27,000	8.75%, 01/13/2020	677,430
	Gladstone Commercial Corp.
33,000	6.63%, 10/31/2024	863,280

		5,432,805

Mortgage REITs - 5.4%
	AG Mortgage Investment Trust, Inc.
54,400	8.00%, 01/13/2020	1,376,864
	Cherry Hill Mortgage Investment Corp.
24,000	8.20%, 08/17/2022	614,974

	Cherry Hill Mortgage Investment Corp.
22,750	8.25%, 04/15/2024	585,410
	Chimera Investment Corp.
48,800	8.00%, 10/30/2021	1,292,224
	Chimera Investment Corp.
52,100	8.00%, 03/30/2024	1,371,272
	Dynex Capital, Inc.
21,500	7.63%, 01/13/2020	541,155
	Ellington Financial, Inc.(a)
17,000	6.75%, 10/30/2024	432,480
	New Residential Investment Corp.
29,000	7.50%, 08/15/2024	761,830
	Two Harbors Investment Corp.
50,650	8.13%, 04/27/2027	1,391,355

		8,367,564

Thrifts & Mortgage Finance - 0.3%
	Merchants Bancorp
18,000	7.00%, 04/01/2024	483,030

	TOTAL PREFERRED STOCKS (Cost $21,157,998)	$22,258,719

CLOSED-END FUNDS - 3.6%
138,550	Invesco Dynamic Credit Opportunities Fund	$1,542,061
211,925	Nuveen Credit Strategies Income Fund	1,572,484
108,760	Nuveen Mortgage Opportunity Term Fund	2,427,523

	TOTAL CLOSED-END FUNDS (Cost $5,841,147)	$5,542,068

MASTER LIMITED PARTNERSHIPS - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
100,875	Enterprise Products Partners L.P.	$2,655,030

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,384,630)	$2,655,030

	Total Investments - 95.9% (Cost $135,279,377)	$148,972,589
	Other Assets in Excess of Liabilities - 4.1%	6,409,031

	Total Net Assets - 100.0%	$155,381,620

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLP (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	Asset Class				Liability Class
	Level 1			Level 2	Level 2
Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*
Direxion Monthly High Yield Bull 1.2X Fund	$72,367,646	$5,410,000	$30,473,140	$—	$(42,527)
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	18,459	2,370,000	16,708,307	55,386	—
Direxion Monthly NASDAQ-100® Bear 1.25X Fund	—	32,000	81,292	—	(12,237)
Direxion Monthly 25+ Year Treasury Bull 1.35X Fund	—	280,000	1,032,017	6,088	—
Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	—	650,000	2,459,887	—	(1,392)
Direxion Monthly NASDAQ-100® Bull 2X Fund	141,642,060	12,790,000	78,530,626	26,648,117	—
Direxion Monthly S&P 500® Bull 2X Fund	30,025,700	11,950,000	35,838,322	2,083,830	—
Direxion Monthly S&P 500® Bear 2X Fund	—	3,730,000	5,588,338	—	(943,153)
Direxion Monthly Small Cap Bull 2X Fund	9,140,005	4,560,000	11,343,020	770,335	—
Direxion Monthly Small Cap Bear 2X Fund	—	1,600,000	3,230,108	—	(496,023)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	9,929,730	5,060,000	6,318,471	—	(277,638)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	630,000	1,249,160	24,801	—
Direxion Monthly Emerging Markets Bull 2X Fund	2,169,540	1,350,000	998,832	—	(147,176)

For further information regarding each asset class, see each Fund’s Schedule of Investments.

*	Total return swap contracts are valued at the unrealized appreciation/(depreciation).

Hilton Tactical Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$56,953,723	$—	$—	$56,953,723
Corporate Bonds	12,740,461	19,135,342	—	31,875,803
U.S. Government Obligations	—	29,687,246	—	29,687,246
Preferred Stocks	21,283,017	975,702	—	22,258,719
Closed-End Funds	5,542,068	—	—	5,542,068
Master Limited Partnerships	2,655,030	—	—	2,655,030

For further detail on each asset class, see Schedule of Investments.